Derivative Liabilities - Schedule of Significant Change in the Fair Value Measurement (Details)	Dec. 31, 2022
Schedule of Significant Change in the Fair Value Measurement [Abstract]
Expected dividend yield	0.00%
Minimum [Member]
Schedule of Significant Change in the Fair Value Measurement [Abstract]
Expected volatility	122.00%
Risk-free interest rate	3.99%
Expected life (in years)	3 months
Maximum [Member]
Schedule of Significant Change in the Fair Value Measurement [Abstract]
Expected volatility	269.00%
Risk-free interest rate	4.73%
Expected life (in years)	4 years 10 months 17 days